Income Taxes - Additional Information (Detail) - 12 months ended Dec. 31, 2020	USD ($)	CNY (¥)
Income Taxes [Line Items]
Deferred tax assets related to net operating loss carry forwards	$ 40,188,895	¥ 262,232,539
Deferred tax assets related to net operating loss carry forwards, beginning expire year if not utilized	2021
Deferred tax assets related to net operating loss carry forwards, ending expire year if not utilized	2025
Cumulative amount of the temporary differences in respect of investments in foreign subsidiaries	$ 238	¥ 1,550
Enterprise Income Tax Law [Member]
Income Taxes [Line Items]
Income tax rate	10.00%
Hong Kong [Member]
Income Taxes [Line Items]
Withholding tax amount	$ 0
Income tax rate	16.50%
Cayman Islands [Member]
Income Taxes [Line Items]
Withholding tax amount	$ 0